Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2015
Fair Value of Financial Instruments [Abstract]
Fair value of financial instruments

	June 30, 2015		December 31, 2014
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$34,425	$34,425	$30,877	$30,877
Term Loan B, net of unamortized discount	$202,965	$203,848	$—	$—
Other long-term debt, net of deferred finance costs	$—	$—	$124,087	$124,087

Fair value measurements on a nonrecurring basis

Fair Value Measurements at June 30, 2015 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$34,425	$34,425	$—	$—
Term Loan B, net of unamortized discount	$203,848	$—	$203,848	$—

Fair Value Measurements at December 31, 2014 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$30,877	$30,877	$—	$—
Other long-term debt, net of deferred finance costs	$124,087	$—	$124,087	$—